Mining interests - Acquisition of Sabina - Schedule of Purchase Price Calculation (Details) - Sabina Gold & Silver Corp. $ in Thousands	Apr. 19, 2023 USD ($) shares
Disclosure of detailed information about property, plant and equipment [line items]
Shares issued (in shares) | shares	216,451,555
Common shares issued	$ 925,375
Fair value of B2Gold replacement stock options	5,075
Transaction costs	6,672
Total purchase price	$ 937,122